Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities - Acquisitions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 137,626	€ 745,500	€ 628,411
Cash consideration, net of cash acquired	137,565	164,774	563,252
Assumed obligations and non-cash consideration	61	580,726	65,159
Acquisitions
Total acquisitions	3,203	570,200	389,965
Net cash paid for acquisitions	3,142	(10,526)	324,806
Assumed obligations and non-cash consideration	61	580,726	€ 65,159
Goodwill	3,493	€ 705,524
Intangible assets acquired	277
Amount of profit (loss) contributed by acquirees since acquisition date	(23)
Revenue of acquiree since acquisition date	68
Increase in assets as a result of business combinations	€ 3,770